Leases (Details) - Rubicon Technologies, LLC and Subsidiaries [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2019
Assets
Right-of-use assets		$ 3,884	$ 4,600
Liabilities
Current lease liabilities		1,412	1,181
Non-current lease liabilities		4,555	$ 5,962
Rubicon [Member]
Assets
Right-of-use assets	$ 3,251	3,884		$ 5,000
Liabilities
Current lease liabilities	1,612	1,412		1,000
Non-current lease liabilities	3,359	4,555		$ 6,900
Total liabilities	$ 4,971	$ 5,967